Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

April 30, 2024

Dates Covered
Collections Period	04/01/24 - 04/30/24
Interest Accrual Period	04/15/24 - 05/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/24	318,930,568.75	22,266
Yield Supplement Overcollateralization Amount 03/31/24	4,423,095.88	0
Receivables Balance 03/31/24	323,353,664.63	22,266
Principal Payments	15,443,222.34	373
Defaulted Receivables	337,422.14	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/24	4,041,340.70	0
Pool Balance at 04/30/24	303,531,679.45	21,878

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.57%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	5,215,392.72	269
Past Due 61-90 days	1,383,950.52	69
Past Due 91-120 days	130,145.22	8
Past Due 121+ days	0.00	0
Total	6,729,488.46	346

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	334,086.27
Aggregate Net Losses/(Gains) - April 2024	3,335.87
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.01%
Prior Net Losses/(Gains) Ratio	-0.29%
Second Prior Net Losses/(Gains) Ratio	0.49%
Third Prior Net Losses Ratio/(Gains)	0.36%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	3.95%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	32.36

Flow of Funds	$ Amount
Collections	16,856,575.13
Investment Earnings on Cash Accounts	14,943.43
Servicing Fee	(269,461.39)
Transfer to Collection Account	-
Available Funds	16,602,057.17

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	112,200.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	9,549,741.24
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,050,902.18

Total Distributions of Available Funds	16,602,057.17

Servicing Fee	269,461.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 04/15/24	313,081,420.69
Principal Paid	15,398,889.30
Note Balance @ 05/15/24	297,682,531.39

Class A-1
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-3
Note Balance @ 04/15/24	160,211,420.69
Principal Paid	15,398,889.30
Note Balance @ 05/15/24	144,812,531.39
Note Factor @ 05/15/24	37.6126676%

Class A-4
Note Balance @ 04/15/24	100,230,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	100,230,000.00
Note Factor @ 05/15/24	100.0000000%

Class B
Note Balance @ 04/15/24	35,090,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	35,090,000.00
Note Factor @ 05/15/24	100.0000000%

Class C
Note Balance @ 04/15/24	17,550,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	17,550,000.00
Note Factor @ 05/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	152,265.69
Total Principal Paid	15,398,889.30
Total Paid	15,551,154.99

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	58,744.19
Principal Paid	15,398,889.30
Total Paid to A-3 Holders	15,457,633.49

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1304885
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.1965218
Total Distribution Amount	13.3270103

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1525783
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.9960762
Total A-3 Distribution Amount	40.1486545

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	620.16
Noteholders' Principal Distributable Amount	379.84

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/24	2,924,574.03
Investment Earnings	12,546.05
Investment Earnings Paid	(12,546.05)
Deposit/(Withdrawal)	-
Balance as of 05/15/24	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,710,038.97	$1,592,669.05	$1,825,496.69
Number of Extensions	85	80	90
Ratio of extensions to Beginning of Period Receivables Balance	0.53%	0.47%	0.51%